FACILITIES UNDER JOINT OWNERSHIP (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Jul. 31, 2010
Jointly Owned Utility Plant Interests [Line Items]
Asset Retirement Obligation, Nuclear Power Plant	$ 524
Utility Share Of Nuclear Decommissioning Costs							768
Schedule of Nuclear Decommissiong Trusts Securities [Line Items]
Cost	562		514
Gross unrealized gains	248		261
Gross unrealized losses	(6)		(6)
Estimated fair value	804		769
Proceeds from sales	715	[1]	351	[1]	224	[1]
Gross realized gains	75		11		6
Gross realized losses	(52)		(11)		(33)
Total Debt Securities
Schedule of Nuclear Decommissiong Trusts Securities [Line Items]
Cost	305		285
Gross unrealized gains	21		19
Gross unrealized losses	(1)		(5)
Estimated fair value	325		299
Debt Securities Issued By The U.S. Treasury And Other U.S. Government Corporations And Agencies
Schedule of Nuclear Decommissiong Trusts Securities [Line Items]
Cost	157	[2]	162
Gross unrealized gains	13	[2]	14
Gross unrealized losses			(2)
Estimated fair value	170	[2]	174
Municipal Bonds
Schedule of Nuclear Decommissiong Trusts Securities [Line Items]
Cost	72	[3]	101
Gross unrealized gains	5	[3]	2
Gross unrealized losses			(3)
Estimated fair value	77	[3]	100
Other Debt Securities
Schedule of Nuclear Decommissiong Trusts Securities [Line Items]
Cost	76	[4]	22
Gross unrealized gains	3	[4]	3
Gross unrealized losses	(1)	[4]
Estimated fair value	78	[4]	25
Equity Securities
Schedule of Nuclear Decommissiong Trusts Securities [Line Items]
Cost	246		219
Gross unrealized gains	227		242
Gross unrealized losses	(5)		(1)
Estimated fair value	468		460
Cash And Cash Equivalents
Schedule of Nuclear Decommissiong Trusts Securities [Line Items]
Cost	11		10
Estimated fair value	11		10
Jointly Owned Nuclear Power Plant [Member]
Jointly Owned Utility Plant Interests [Line Items]
Jointly Owned Utility Plant, Proportionate Ownership Share	20.00%
Jointly Owned Utility Plant, Gross Ownership Amount of Plant in Service	308
Jointly Owned Utility Plant, Ownership Amount of Plant Accumulated Depreciation	59
Jointly Owned Utility Plant, Ownership Amount of Construction Work in Progress	129
Jointly Owned Electricity Transmission and Distribution System [Member]
Jointly Owned Utility Plant Interests [Line Items]
Jointly Owned Utility Plant, Proportionate Ownership Share	91.00%
Jointly Owned Utility Plant, Gross Ownership Amount of Plant in Service	323
Jointly Owned Utility Plant, Ownership Amount of Plant Accumulated Depreciation	191
Jointly Owned Utility Plant, Ownership Amount of Construction Work in Progress	$ 22

[1]	Excludes securities that are held to maturity.
[2]	Maturity dates are 2012-2042
[3]	Maturity dates are 2012-2057
[4]	Maturity dates are 2012-2051